Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000149129 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	62.70%
C000149129 | Financials
Holdings [Line Items]
Percent of Net Asset Value	36.50%
C000149129 | Money Market fund
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000193703 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000193703 | Financials
Holdings [Line Items]
Percent of Net Asset Value	58.20%	[1]
C000193703 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000193703 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000193703 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000193703 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000193703 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000193703 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000193703 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000148681 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	92.40%
C000148681 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000148682 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000148682 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000153845 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.57%
C000153845 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	28.35%
C000153845 | Foreign Bond
Holdings [Line Items]
Percent of Net Asset Value	23.11%
C000153845 | Mortgage Backed Security
Holdings [Line Items]
Percent of Net Asset Value	19.95%
C000153845 | Term Loan
Holdings [Line Items]
Percent of Net Asset Value	12.71%
C000153845 | Asset Backed Security
Holdings [Line Items]
Percent of Net Asset Value	10.41%
C000153845 | U.S. Government Securities
Holdings [Line Items]
Percent of Net Asset Value	3.06%
C000153845 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	1.84%
C000153845 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000209670 | Financials
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000209670 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000209670 | Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000209671 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000209671 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000209671 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000209671 | Energy
Holdings [Line Items]
Percent of Net Asset Value	40.20%
C000209671 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000209671 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000209671 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000191094 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000191094 | Financials
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000191094 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000191094 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000191094 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000191094 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000191094 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000191094 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000191094 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000191094 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000191094 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000141421 | Money Market fund
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000141421 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000141421 | Energy
Holdings [Line Items]
Percent of Net Asset Value	99.50%

[1]	Amounts represent investments in particular sectors. No industry within these sectors represented more than 25% of the Fund’s total assets at the time of investment.